Document and Entity Information	9 Months Ended
	Dec. 31, 2013	Feb. 10, 2014
Document And Entity Information
Entity Registrant Name	TOA Distribution Systems Inc.
Entity Central Index Key	0001445541
Document Type	10-Q
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		47,100,060
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013